COMMITMENTS, CONTINGENCIES AND LITIGATION - Credit Agreement (Detail Textuals) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 26, 2013	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2014
Commitment Contingencies and Litigation [Line Items]
Credit limit			$ 350,000,000
Loss on extinguishment of debt	$ 900,000		881,000
Percentage of capital stock secured of foreign subsidiaries		65.00%
Debt discount			9,500,000
Base rate
Commitment Contingencies and Litigation [Line Items]
Description of interest rate used
The base rate is equal to the highest of (a) the adjusted U.S. Prime Lending Rate as published in the Wall Street Journal, (b) with respect to Term Loans issued on the Closing Date, 2.00%, (c) the federal funds effective rate from time to time, plus 0.50%, and (d) the adjusted LIBOR rate, as defined below, for a one-month interest period, plus 1.00%

LIBOR
Commitment Contingencies and Litigation [Line Items]
Description of interest rate used		The adjusted LIBOR rate is equal to the rate per annum (adjusted for statutory reserve requirements for Eurocurrency liabilities) at which Eurodollar deposits are offered in the interbank Eurodollar market for the applicable interest period (one, two, three or six months), as quoted on Reuters screen LIBOR (or any successor page or service).
Revolving credit facility
Commitment Contingencies and Litigation [Line Items]
Credit limit			50,000,000
Revolving credit facility | Base rate
Commitment Contingencies and Litigation [Line Items]
Interest rate		3.50%
Revolving credit facility | LIBOR
Commitment Contingencies and Litigation [Line Items]
Interest rate		4.50%
Term Loan
Commitment Contingencies and Litigation [Line Items]
Credit limit			$ 300,000,000
Repayment of loan		$ 750,000
Frequency of repayment of loan		Quarterly
Term loan, unamortized discount		$ 6,500,000		$ 8,000,000
Term Loan | Base rate
Commitment Contingencies and Litigation [Line Items]
Interest rate		4.00%
Term Loan | LIBOR
Commitment Contingencies and Litigation [Line Items]
Interest rate		5.00%